Details of Significant Accounts - Income tax, deductible temporary difference that are not recognized as deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Deductible temporary differences	$ 614	$ 2,400